CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Total	Additional Paid-In Capital [Member]	Accumulated (Deficit) [Member]	Common Class A [Member] Common Stock	Common Class B [Member]		Common Class B [Member] Common Stock	Sarcos Corp and Subsidiaries	Sarcos Corp and Subsidiaries Previously Reported	Sarcos Corp and Subsidiaries Additional Paid-In Capital [Member]	Sarcos Corp and Subsidiaries Accumulated (Deficit) [Member]	Sarcos Corp and Subsidiaries Non-Controlling Interest [Member]	Sarcos Corp and Subsidiaries Series A [Member]	Sarcos Corp and Subsidiaries Series B [Member]	Sarcos Corp and Subsidiaries Series C [Member]	Sarcos Corp and Subsidiaries Common Class A [Member]	Sarcos Corp and Subsidiaries Common Class B [Member]
Beginning balance at Dec. 31, 2018									$ 26,735,000		$ 51,741,000	$ (25,017,000)	$ (3,000)					$ 6,000
Temporary equity beginning balance (in Shares) at Dec. 31, 2018														5,421,446	3,158,338
Temporary equity beginning balance at Dec. 31, 2018														$ 5,000	$ 3,000
Beginning balance (in Shares) at Dec. 31, 2018																	104,250	6,250,001
Stock-based compensation									2,662,000		2,662,000
Vesting of founder shares subject to repurchase									100,000		99,000							$ 1,000
Vesting of founder shares subject to repurchase (in Shares)																		1,000,000
Exercise of stock options									$ 16,000		16,000
Exercise of stock options (in Shares)									5,286								5,286
Net loss and comprehensive loss									$ (18,040,000)			(18,040,000)
Ending balance at Dec. 31, 2019									11,473,000	$ 11,473,000	54,518,000	(43,057,000)	(3,000)					$ 7,000
Temporary equity ending balance (in Shares) at Dec. 31, 2019														5,421,446	3,158,338
Temporary equity ending balance at Dec. 31, 2019														$ 5,000	$ 3,000
Ending balance (in Shares) at Dec. 31, 2019																	109,536	7,250,001
Share based compensation									2,662,000		2,662,000
Beginning balance (in Shares) at Dec. 31, 2018																	104,250	6,250,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(18,040,000)								$ (275,000)	$ (17,765,000)
Balance — December 31, 2020 at Dec. 31, 2019									11,476,000
Ending balance (in Shares) at Dec. 31, 2019																	109,536	7,250,001
Balance — December 31, 2020 at Dec. 31, 2019									11,476,000
Stock-based compensation									683,000		683,000
Issuance of convertible preferred stock, net of issuance costs									38,647,000		38,643,000					$ 4,000
Issuance of convertible preferred stock, net of issuance costs, shares																3,532,228
Vesting of founder shares subject to repurchase									25,000		25,000
Vesting of founder shares subject to repurchase (in Shares)																		250,000
Exercise of stock options									5,000		5,000
Exercise of stock options (in Shares)																	7,205
Net loss and comprehensive loss									(4,951,000)			(4,951,000)
Ending balance at Mar. 31, 2020									47,102,000		95,094,000	(48,008,000)	(3,000)					$ 7,000
Temporary equity ending balance (in Shares) at Mar. 31, 2020														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Mar. 31, 2020														$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Mar. 31, 2020																	116,741	7,500,001
Issuance of common stock warrants									1,220,000		1,220,000
Share based compensation									683,000		683,000
Beginning balance (in Shares) at Dec. 31, 2019																	109,536	7,250,001
Ending balance (in Shares) at Mar. 31, 2020																	116,741	7,500,001
Balance — August 27, 2020 (inception) at Dec. 31, 2019									11,476,000
Beginning balance at Dec. 31, 2019									11,473,000	11,473,000	54,518,000	(43,057,000)	(3,000)					$ 7,000
Temporary equity beginning balance (in Shares) at Dec. 31, 2019														5,421,446	3,158,338
Temporary equity beginning balance at Dec. 31, 2019														$ 5,000	$ 3,000
Beginning balance (in Shares) at Dec. 31, 2019																	109,536	7,250,001
Stock-based compensation																		$ 1,012
Ending balance at Jun. 30, 2020									42,680,000		95,877,000	(53,213,000)	(3,000)					$ 7,000
Temporary equity ending balance (in Shares) at Jun. 30, 2020														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Jun. 30, 2020														$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Jun. 30, 2020																	141,636	7,750,001
Share based compensation																		$ 1,012
Balance — August 27, 2020 (inception) at Dec. 31, 2019									11,476,000
Beginning balance (in Shares) at Dec. 31, 2019																	109,536	7,250,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(10,156,000)								$ (156,000)	$ (10,000,000)
Ending balance (in Shares) at Jun. 30, 2020																	141,636	7,750,001
Balance — August 27, 2020 (inception) at Dec. 31, 2019									11,476,000
Beginning balance at Dec. 31, 2019									11,473,000	11,473,000	54,518,000	(43,057,000)	(3,000)					$ 7,000
Temporary equity beginning balance (in Shares) at Dec. 31, 2019														5,421,446	3,158,338
Temporary equity beginning balance at Dec. 31, 2019														$ 5,000	$ 3,000
Beginning balance (in Shares) at Dec. 31, 2019																	109,536	7,250,001
Stock-based compensation									2,291,000		2,291,000
Issuance of convertible preferred stock, net of issuance costs									38,647,000		38,643,000					$ 4,000
Issuance of convertible preferred stock, net of issuance costs, shares																3,532,228
Vesting of founder shares subject to repurchase									75,000		74,000							$ 1,000
Vesting of founder shares subject to repurchase (in Shares)																		750,000
Exercise of stock options									$ 124,000		124,000
Exercise of stock options (in Shares)									62,109								62,109
Net loss and comprehensive loss									$ (20,926,000)			(20,926,000)
Ending balance at Dec. 31, 2020									32,904,000	32,904,000	96,870,000	(63,983,000)	(3,000)					$ 8,000
Temporary equity ending balance (in Shares) at Dec. 31, 2020														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Dec. 31, 2020														$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Dec. 31, 2020						6,900,000	[1]	6,900,000									171,645	8,000,001
Issuance of common stock warrants									1,220,000		1,220,000
Share based compensation									2,291,000		2,291,000
Balance — August 27, 2020 (inception) at Dec. 31, 2019									11,476,000
Beginning balance (in Shares) at Dec. 31, 2019																	109,536	7,250,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(20,926,000)								$ (369,000)	$ (20,557,000)
Balance — December 31, 2020 at Dec. 31, 2020		$ 23,550,000	$ 24,310,000	$ (1,450,000)		$ 690,000		$ 690,000	32,907,000	32,907,000
Ending balance (in Shares) at Dec. 31, 2020						6,900,000	[1]	6,900,000									171,645	8,000,001
Balance — August 27, 2020 (inception) at Dec. 31, 2019									11,476,000
Balance — December 31, 2020 at Dec. 31, 2020		23,550,000	24,310,000	(1,450,000)		$ 690,000		$ 690,000	32,907,000	32,907,000
Beginning balance at Mar. 31, 2020									47,102,000		95,094,000	(48,008,000)	(3,000)					$ 7,000
Temporary equity beginning balance (in Shares) at Mar. 31, 2020														5,421,446	3,158,338	3,532,228
Temporary equity beginning balance at Mar. 31, 2020														$ 5,000	$ 3,000	$ 4,000
Beginning balance (in Shares) at Mar. 31, 2020																	116,741	7,500,001
Stock-based compensation									705,000		705,000							$ 506
Vesting of founder shares subject to repurchase									25,000		25,000
Vesting of founder shares subject to repurchase (in Shares)																		250,000
Exercise of stock options									53,000		53,000
Exercise of stock options (in Shares)																	24,895
Net loss and comprehensive loss									(5,205,000)			(5,205,000)
Ending balance at Jun. 30, 2020									42,680,000		95,877,000	(53,213,000)	(3,000)					$ 7,000
Temporary equity ending balance (in Shares) at Jun. 30, 2020														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Jun. 30, 2020														$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Jun. 30, 2020																	141,636	7,750,001
Share based compensation									705,000		705,000							$ 506
Beginning balance (in Shares) at Mar. 31, 2020																	116,741	7,500,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(5,205,000)								$ (83,000)	$ (5,122,000)
Ending balance (in Shares) at Jun. 30, 2020																	141,636	7,750,001
Beginning balance (in Shares) at Aug. 26, 2020	[1]					0
Ending balance at Dec. 31, 2020									32,904,000	32,904,000	96,870,000	(63,983,000)	(3,000)					$ 8,000
Temporary equity ending balance (in Shares) at Dec. 31, 2020														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Dec. 31, 2020														$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Dec. 31, 2020						6,900,000	[1]	6,900,000									171,645	8,000,001
Balance — August 27, 2020 (inception) at Aug. 26, 2020		0	0	0		$ 0
Beginning balance (in Shares) at Aug. 26, 2020	[1]					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor (1)	[1]	25,000,000	24,310,000			$ 690,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]					6,900,000
Net loss		(1,450,000)		(1,450,000)
Balance — December 31, 2020 at Dec. 31, 2020		23,550,000	24,310,000	(1,450,000)		$ 690,000		$ 690,000	32,907,000	32,907,000
Ending balance (in Shares) at Dec. 31, 2020						6,900,000	[1]	6,900,000									171,645	8,000,001
Balance — August 27, 2020 (inception) at Aug. 26, 2020		0	0	0		$ 0
Balance — December 31, 2020 at Dec. 31, 2020		23,550,000	24,310,000	(1,450,000)		$ 690,000		$ 690,000	32,907,000	32,907,000
Stock-based compensation									173,000		173,000
Exercise of stock options									20,000		20,000
Exercise of stock options (in Shares)																	4,800
Net loss and comprehensive loss		8,953,682,000		8,953,682,000					(5,198,000)			(5,198,000)
Ending balance at Mar. 31, 2021									27,699,000		96,860,000	(69,181,000)						$ 8,000
Temporary equity ending balance (in Shares) at Mar. 31, 2021														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Mar. 31, 2021														$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Mar. 31, 2021					3,047,437			6,900,000									176,445	8,000,001
Purchase of non-controlling interest									(200,000)		(203,000)		3,000
Share based compensation									173,000		173,000
Beginning balance (in Shares) at Dec. 31, 2020						6,900,000	[1]	6,900,000									171,645	8,000,001
Balance — December 31, 2020 at Mar. 31, 2021		5,000,002,000		4,999,007,000	$ 305,000			$ 690,000
Ending balance (in Shares) at Mar. 31, 2021					3,047,437			6,900,000									176,445	8,000,001
Balance — August 27, 2020 (inception) at Dec. 31, 2020		23,550,000	24,310,000	(1,450,000)		$ 690,000		$ 690,000	32,907,000	32,907,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 27,600,000 Units, net of underwriting discounts, fair value of public warrant liability and offering expenses		241,583,086,000	241,580,326,000		$ 2,760,000
Sale of 27,600,000 Units, net of underwriting discounts, fair value of public warrant liability and offering expenses (in Shares)					27,600,000
Common stock subject to possible redemption		(245,560,316,000)	(241,604,636,000)	(3,953,225,000)	$ (2,455,000)
Common stock subject to possible redemption (in Shares)					(24,552,563)
Balance — December 31, 2020 at Mar. 31, 2021		5,000,002,000		4,999,007,000	$ 305,000			$ 690,000
Beginning balance at Dec. 31, 2020									$ 32,904,000	32,904,000	96,870,000	(63,983,000)	$ (3,000)					$ 8,000
Temporary equity beginning balance (in Shares) at Dec. 31, 2020														5,421,446	3,158,338	3,532,228
Temporary equity beginning balance at Dec. 31, 2020														$ 5,000	$ 3,000	$ 4,000
Beginning balance (in Shares) at Dec. 31, 2020						6,900,000	[1]	6,900,000									171,645	8,000,001
Stock-based compensation																		$ 0
Issuance of convertible preferred stock, net of issuance costs	[2]													$ 15,531,000	$ 29,993,000	$ 39,867,000
Exercise of stock options (in Shares)									4,800
Ending balance at Jun. 30, 2021									$ 22,655,000		97,079,000	(74,444,000)						$ 8,000
Temporary equity ending balance (in Shares) at Jun. 30, 2021														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Jun. 30, 2021		276,000,000,000												$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Jun. 30, 2021								6,900,000									176,445	8,000,001
Share based compensation																		$ 0
Balance — August 27, 2020 (inception) at Dec. 31, 2020		23,550,000	24,310,000	(1,450,000)		$ 690,000		$ 690,000	32,907,000	32,907,000
Beginning balance (in Shares) at Dec. 31, 2020						6,900,000	[1]	6,900,000									171,645	8,000,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(5,047,405,000)							(10,461,000)								$ (224,000)	$ (10,194,000)
Balance — December 31, 2020 at Jun. 30, 2021		(39,440,769,000)	24,310,000	(39,465,769,000)				$ 690,000	22,655,000
Ending balance (in Shares) at Jun. 30, 2021								6,900,000									176,445	8,000,001
Balance — August 27, 2020 (inception) at Dec. 31, 2020		23,550,000	24,310,000	(1,450,000)		$ 690,000		$ 690,000	32,907,000	$ 32,907,000
Balance — December 31, 2020 at Jun. 30, 2021		(39,440,769,000)	24,310,000	(39,465,769,000)				$ 690,000	22,655,000
Beginning balance at Mar. 31, 2021									27,699,000		96,860,000	(69,181,000)						$ 8,000
Temporary equity beginning balance (in Shares) at Mar. 31, 2021														5,421,446	3,158,338	3,532,228
Temporary equity beginning balance at Mar. 31, 2021														$ 5,000	$ 3,000	$ 4,000
Beginning balance (in Shares) at Mar. 31, 2021					3,047,437			6,900,000									176,445	8,000,001
Stock-based compensation									219,000		219,000							$ 0
Net loss and comprehensive loss		(14,001,087,000)		(14,001,087,000)					(5,263,000)			(5,263,000)
Ending balance at Jun. 30, 2021									22,655,000		97,079,000	$ (74,444,000)						$ 8,000
Temporary equity ending balance (in Shares) at Jun. 30, 2021														5,421,446	3,158,338	3,532,228
Temporary equity ending balance at Jun. 30, 2021		276,000,000,000												$ 5,000	$ 3,000	$ 4,000
Ending balance (in Shares) at Jun. 30, 2021								6,900,000									176,445	8,000,001
Share based compensation									219,000		$ 219,000							$ 0
Balance — August 27, 2020 (inception) at Mar. 31, 2021		5,000,002,000		4,999,007,000	$ 305,000			$ 690,000
Beginning balance (in Shares) at Mar. 31, 2021					3,047,437			6,900,000									176,445	8,000,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(14,001,087,000)							(5,263,000)								$ (113,000)	$ (5,107,000)
Balance — December 31, 2020 at Jun. 30, 2021		(39,440,769,000)	24,310,000	(39,465,769,000)				$ 690,000	22,655,000
Ending balance (in Shares) at Jun. 30, 2021								6,900,000									176,445	8,000,001
Balance — August 27, 2020 (inception) at Mar. 31, 2021		5,000,002,000		4,999,007,000	$ 305,000			$ 690,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption		(30,439,684,000)	24,310,000	(30,463,689,000)	$ (305,000)
Change in value of common stock subject to possible redemption (in Shares)					(3,047,437)
Balance — December 31, 2020 at Jun. 30, 2021		$ (39,440,769,000)	$ 24,310,000	$ (39,465,769,000)				$ 690,000	$ 22,655,000

[1]	Included up to 900,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On January 14, 2021, the Company effected a stock dividend of 0.2 shares of Class B common stock for each outstanding share of Class B common stock, resulting in an aggregate of 6,900,000 shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the stock dividend.
[2]	Based on the Company’s Amended and Restated Articles of Incorporation, dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price. As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value